Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 41,184	$ 7,668
Other receivables	3,723	87,503
Total current assets	44,907	95,171
Non-current Assets:
Property and equipment, net		31,302
Intangible assets, net	1,181,944	1,456,628
Total non-current assets	1,181,944	1,487,930
TOTAL ASSETS	1,226,851	1,583,101
Current Liabilities:
Accounts payable	321,274	373,606
Accrued liabilities	1,724,002	943,007
Total current liabilities	2,045,276	1,487,471
Non-current Liabilities:
Warrant derivative liability	32,464	39,116
Total non-current liabilities	1,137,559	591,755
Total Liabilities	3,182,835	2,079,226
Stockholders’ Equity (Deficit)
Series C Convertible Preferred Stock, $0.001 par value, 2,000 authorized, 903 and 903 shares issued and outstanding	1	1
Common stock, $0.01 par value, 3,000,000,000 shares authorized; 159,890,447 and 159,690,447 shares issued and outstanding	1,598,904	1,596,904
Additional paid-in capital	13,090,218	13,168,915
Accumulated deficit	(17,012,492)	(15,612,775)
Accumulated other comprehensive income	367,385	350,830
Total Stockholders’ Equity (Deficit)	(1,955,984)	(496,125)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	1,226,851	1,583,101
Nonrelated Party [Member]
Current Liabilities:
Loan payable		12,611
Related Party [Member]
Current Liabilities:
Loan payable		158,247
Non-current Liabilities:
Loan payable – related party, non-current portion	$ 1,105,095	$ 552,639